Derivatives and hedging activities (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	821	568	585
Gains/(losses) recognized in income on hedged items	(865)	(605)	(567)
Net gains/(losses) on the ineffective portion	(44)	(37)	18
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	834	548	564
Gains/(losses) recognized in income on hedged items	(878)	(585)	(546)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(13)	20	21
Gains/(losses) recognized in income on hedged items	13	(20)	(21)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	38	(6)	39
Gains/(losses) reclassified from AOCI into income	0	31	27
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	5
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	8	0	0
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	30	(6)	39
Gains/(losses) reclassified from AOCI into income	0	31	27
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(81)	280	1,571
Gains/(losses) reclassified from AOCI into income	75	4	(4)
Net investment hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	0	8
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(81)	280	1,563
Gains/(losses) reclassified from AOCI into income	75	4	(4)
Bank | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	836	654	597
Gains/(losses) recognized in income on hedged items	(881)	(692)	(580)
Net gains/(losses) on the ineffective portion	(45)	(38)	17
Bank | Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	849	634	576
Gains/(losses) recognized in income on hedged items	(894)	(672)	(559)
Bank | Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(13)	20	21
Gains/(losses) recognized in income on hedged items	13	(20)	(21)
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	8	(5)	54
Gains/(losses) reclassified from AOCI into income	0	31	27
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	7
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	8	0	0
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	(5)	54
Gains/(losses) reclassified from AOCI into income	0	31	27
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(81)	280	1,571
Gains/(losses) reclassified from AOCI into income	75	4	(4)
Bank | Net investment hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	0	8
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(81)	280	1,563
Gains/(losses) reclassified from AOCI into income	75	4	(4)